Leases - Additional Information about Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use assets	$ 82	$ 81
Interest expense on lease liabilities	23	27	$ 35
Short-term and low-value leases expense	1	1
Total net lease cost	$ 106	$ 109
Weighted average remaining lease term	7 years 2 months 4 days	6 years 6 months 3 days
Weighted average discount rate	4.75%	6.65%